CURRENCY GAINS / (LOSSES) - Currency Gains and Losses Included in Income from Operations (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)
Analysis of income and expense [line items]
Total currency gains / (losses) - net	€ 13	$ 13	€ (27)	$ (27)	€ 3	$ 3
Realized (losses) / gains on foreign currency derivatives - net	(1)		(11)		1
Losses reclassified from OCI as a result of hedge accounting discontinuation	0		(6)		0
Unrealized gains / (losses) on foreign currency derivatives - net	13		(8)		1
Exchange gains / (losses) from the remeasurement of monetary assets and liabilities - net	1		(2)		1
Included in Revenue
Analysis of income and expense [line items]
Total currency gains / (losses) - net	(4)		(6)		(7)
Included in Cost of sales
Analysis of income and expense [line items]
Total currency gains / (losses) - net	1		(2)		1
Included in Other gains and losses - net
Analysis of income and expense [line items]
Total currency gains / (losses) - net	€ 16		€ (19)		€ 9